Provisions - Additional Information (Details) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)
Disclosure of other provisions [line items]
Other provisions	$ 2,626	$ 2,626	$ 4,198
Provision for decommissioning, restoration and rehabilitation costs, period increase (decrease)	167
Decrease in discount rate	(337)
Increase in reclamation cash flows	504
Discontinued operations
Disclosure of other provisions [line items]
Other provisions			515
Other environment related provision
Disclosure of other provisions [line items]
Provisions		$ 35	36
Water quality management costs
Disclosure of other provisions [line items]
Extended period		100 years
Other provisions	568,000	$ 568,000	990
Provision for decommissioning, restoration and rehabilitation costs
Disclosure of other provisions [line items]
Other provisions	2,328	2,328	3,907
Provision for decommissioning, restoration and rehabilitation costs, closed operations
Disclosure of other provisions [line items]
Other provisions	$ 459	$ 459	$ 806
Discount rate | Bottom of range | Provision for decommissioning, restoration and rehabilitation costs
Disclosure of other provisions [line items]
Nominal discount rate	0.0633	0.0633	0.0561
Discount rate | Top of range | Provision for decommissioning, restoration and rehabilitation costs
Disclosure of other provisions [line items]
Nominal discount rate	0.0703	0.0703	0.0713
Inflation rate | Provision for decommissioning, restoration and rehabilitation costs
Disclosure of other provisions [line items]
Nominal discount rate	0.0200	0.0200	0.0200